401(k) PLAN (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Pension contribution	$ 442,000	$ 426,000
Cost of Sales [Member]
Pension contribution	341,000	310,000
Selling and Marketing Expense [Member]
Pension contribution	24,000	25,000
General and Administrative Expense [Member]
Pension contribution	$ 77,000	$ 91,000